ACQUISITIONS AND INTANGIBLES - Narrative (Details)			12 Months Ended
	Dec. 31, 2022 USD ($) shares	Apr. 30, 2021 USD ($) installment item shares	Dec. 31, 2022 USD ($) shares
Business Acquisition [Line Items]
Cash consideration, in thirty-six equal monthly installments (including interest)		$ 818,750
Number of monthly installments | installment		36
Founders bonus payable		$ 50,000
NervePro
Business Acquisition [Line Items]
Share issuance, acquisition related (in shares) | shares	75,000
Intangible asset	$ 390,000		$ 390,000
Sentry Neuromonitoring, LLC
Business Acquisition [Line Items]
Cash consideration		1,125,000
Cash consideration, at closing		153,125
Cash consideration, within 30 days		153,125
Value of common stock issuable		$ 1,625,000
Common stock issuable | shares		11,861
Held in escrow, Value		$ 650,000
Held in escrow, Shares | shares		4,745
Common stock lock up period		12 months
Reimbursement of expenses to seller		$ 50,000
Receivable bonus payable		250,000
Threshold amount in account receivable to pay receivable bonus		$ 3,000,001
Number of payments in which receivable bonus is paid | item		3
Receivable bonus payable on 30th day		$ 100,000
Receivable bonus payable on 60th day		100,000
Receivable bonus payable on 90th day		50,000
Founders bonus payable		25,000
Minimum annual base salary		175,000
Annual variable compensation bonus		50,000
Sentry Neuromonitoring, LLC | Kenneth Sly
Business Acquisition [Line Items]
Founders bonus payable		25,000
Neuro Pro Monitoring
Business Acquisition [Line Items]
Share issuance, acquisition related (in shares) | shares			75,000
Cash consideration		$ 1,125,000